Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 36,620	$ 33,667
Total risk-based capital (to risk-weighted assets), Actual Ratio	17.72%	16.67%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	16,535	16,153
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,668	20,191
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	34,027	31,134
Tier I capital (to risk-weighted assets), Actual Ratio	16.46%	15.42%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	8,267	8,076
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	12,401	12,115
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual Amount	34,027	31,134
Tier I capital (to average assets), Actual Ratio	10.89%	10.35%
Tier I capital (to average assets), Minimum Capital Requirement Amount	12,503	12,032
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,628	15,040
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	34,027	31,134
Tangible capital (to adjusted tangible assets), Actual Ratio	10.89%	10.35%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,689	$ 4,512
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%